Shareholder Report, Holdings (Details) - C000241425 [Member]	Mar. 31, 2026
Alpha Architect 1-3 Month Box ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
United States Treasury Bill, 3.56%, 05/28/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Domestic Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%